Summary of Tax Credit Carryforwards (Details) (USD $)	Jan. 31, 2015
Tax Credit Carryforward, Amount	$ 13,396,000
ARGENTINA [Member]
Tax Credit Carryforward, Amount	2,092,000
2016 [Member] | ARGENTINA [Member]
Tax Credit Carryforward, Amount	148,000
2017 [Member] | ARGENTINA [Member]
Tax Credit Carryforward, Amount	809,000
2018 [Member] | ARGENTINA [Member]
Tax Credit Carryforward, Amount	687,000
2019 [Member] | ARGENTINA [Member]
Tax Credit Carryforward, Amount	331,000
2020 [Member] | ARGENTINA [Member]
Tax Credit Carryforward, Amount	117,000
2023 [Member]
Tax Credit Carryforward, Amount	398,000
2024 [Member]
Tax Credit Carryforward, Amount	690,000
2025 [Member]
Tax Credit Carryforward, Amount	442,000
2026 [Member]
Tax Credit Carryforward, Amount	304,000
2027 [Member]
Tax Credit Carryforward, Amount	978,000
2028 [Member]
Tax Credit Carryforward, Amount	1,916,000
2029 [Member]
Tax Credit Carryforward, Amount	1,040,000
2030 [Member]
Tax Credit Carryforward, Amount	848,000
2031 [Member]
Tax Credit Carryforward, Amount	212,000
2032 [Member]
Tax Credit Carryforward, Amount	1,430,000
2033 [Member]
Tax Credit Carryforward, Amount	1,939,000
2034 [Member]
Tax Credit Carryforward, Amount	1,802,000
2035 [Member]
Tax Credit Carryforward, Amount	$ 1,397,000